Inventories - Schedule of Inventories consisted (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Inventories Consisted Abstract
Raw materials	$ 492,765	$ 745,543
Working in processing	558,135	282,634
Finished goods	1,758,830	1,347,715
Less: Allowance for inventories write-down	(6,069)	(54,897)	$ (19,768)
Total inventory	$ 2,803,661	$ 2,320,995